COMPASS-I
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
JAMES A. McNULTY, III, Senior Vice President,
  General Manager and Director
S. CAESAR RABOY, Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
GREGORY W. GEE, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
DAVEY S. SCOON, Vice President, Finance
  and Treasurer
JAMES M. A. ANDERSON, Vice President, Investments
ROBERT P. VROLYK, Vice President and Actuary
ELLEN B. KING, Counsel and Secretary

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116
ACCOUNT INFORMATION
For account information, call toll free: 1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern time on any business day.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

                                                                     CO2-2/00 5M

[LOGO]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                          FIXED/VARIABLE ANNUITY
                                                  FOR QUALIFIED RETIREMENT PLANS

                                               ANNUAL REPORT - DECEMBER 31, 1999

                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                                      Unit Value                   Percent
                                                         ------------------------------------      Change
                                                         December 31, 1998  December 31, 1999   in Unit Value
Compass 1 (U.S.) Contracts:                              -----------------  -----------------  ---------------
  Massachusetts Investors Trust........................      $103.3129          $109.0939               5.60%
  Massachusetts Investors Growth Stock Fund............        98.9683           135.5845              37.00
  MFS Total Return Fund................................        69.2493            69.9144               0.96
  MFS Growth Opportunities Fund........................        64.4932            84.5669              31.13
  MFS Reseach Fund.....................................        85.6092           104.6442              22.23
  MFS Bond Fund........................................        38.6443            37.3948              (3.23)
  MFS Money Market Fund................................        21.0291            21.7309               3.34
  MFS Government Money Market Fund.....................        20.1619            20.7776               3.05
  MFS High Income Fund.................................        42.6829            45.0959               5.65
  MFS Global Governments Fund..........................        38.9935            37.1590              (4.70)
  MFS Emerging Growth Fund.............................        74.4225           110.2608              48.16

    Investment return and principal value will fluctuate, and units, when surrendered, may be worth more or less than their original cost.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION -- December 31, 1999

 ASSETS:
   Investments in mutual funds:                       Shares        Cost         Value
                                                     ---------  ------------  ------------
     Massachusetts Investors Trust ("MIT")*........    776,325  $ 11,227,735  $ 16,264,647
     Massachusetts Investors Growth Stock Fund
       ("MIG")*....................................    734,451     9,602,557    14,933,573
     MFS Total Return Fund ("MTR")*................  1,299,434    18,909,464    18,034,943
     MFS Growth Opportunities Fund ("MGO")*........  2,476,355    32,299,542    47,233,168
     MFS Reseach Fund ("MFR")*.....................    381,690     6,607,728    11,015,314
     MFS Bond Fund ("MFB")*........................    359,526     4,742,783     4,379,212
     MFS Money Market Fund ("MCM").................  4,976,511     4,976,511     4,976,511
     MFS Government Money Market Fund ("MCG")......    851,549       851,549       851,549
     MFS High Income Fund ("MFH")*.................  1,230,464     6,481,135     6,136,419
     MFS Global Governments Fund ("MGG")*..........    175,044     1,956,793     1,647,647
     MFS Emerging Growth Fund ("MEG")*.............    342,299     9,374,914    22,792,777
                                                                ------------  ------------
                                                                $107,030,711  $148,265,760
                                                                ============
 LIABILITY:
   Payable to sponsor.......................................................       (94,655)
                                                                              ------------
         Net assets.........................................................  $148,171,105
                                                                              ============

NET ASSETS OF CONTRACT OWNERS:

                                         Applicable to Owners of
                                   Deferred Variable Annuity Contracts   Reserve for
                                   ------------------------------------    Variable
                                     Units    Unit Value      Value       Annuities       Total
                                   ---------  -----------  ------------  ------------  ------------
     MIT.........................   147,525    $109.0939   $ 16,090,651   $  199,882   $ 16,290,533
     MIG.........................   109,497     135.5845     14,838,324      112,670     14,950,994
     MTR.........................   252,908      69.9144     17,650,690       97,550     17,748,240
     MGO.........................   552,305      84.5669     47,010,702      279,167     47,289,869
     MFR.........................   104,992     104.6442     10,989,885       42,739     11,032,624
     MFB.........................   112,651      37.3948      4,301,166       96,649      4,397,815
     MCM.........................   226,156      21.7309      4,909,941       75,395      4,985,336
     MCG.........................    40,868      20.7776        848,758        3,121        851,879
     MFH.........................   136,385      45.0959      6,067,080      115,623      6,182,703
     MGG.........................    42,379      37.1590      1,574,609       32,434      1,607,043
     MEG.........................   205,870     110.2608     22,698,426      135,643     22,834,069
                                                           ------------   ----------   ------------
         Net assets......................................  $146,980,232   $1,190,873   $148,171,105
                                                           ============   ==========   ============

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS -- Year Ended December 31, 1999

                                               MIT          MIG          MTR          MGO          MFR          MFB
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  527,155   $1,101,617   $1,813,007   $ 4,353,777  $   807,108  $    338,530
   Mortality and expense risk charges....    (207,718)    (156,876)    (252,661)     (514,379)    (132,294)      (62,694)
                                           -----------  ----------   -----------  -----------  -----------  ------------
       Net investment income (loss)......  $  319,437   $  944,741   $1,560,346   $ 3,839,398  $   674,814  $    275,836
                                           -----------  ----------   -----------  -----------  -----------  ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $1,793,532   $1,848,097   $4,078,883   $ 5,733,796  $ 1,828,184  $  1,331,422
     Cost of investments sold............  (1,016,452)  (1,027,874)  (3,524,306)   (3,661,393)    (866,982)   (1,319,311)
                                           -----------  ----------   -----------  -----------  -----------  ------------
       Net realized gains (losses).......  $  777,080   $  820,223   $  554,577   $ 2,072,403  $   961,202  $     12,111
                                           -----------  ----------   -----------  -----------  -----------  ------------
   Net unrealized appreciation
     (depreciation) on investments:
     End of year.........................  $5,036,912   $5,331,016   $ (874,521)  $14,933,626  $ 4,407,586  $   (363,571)
     Beginning of year...................   5,241,530    2,986,945    1,059,509     9,382,084    3,943,515        91,488
                                           -----------  ----------   -----------  -----------  -----------  ------------
       Change in unrealized appreciation
         (depreciation)..................  $ (204,618)  $2,344,071   $(1,934,030) $ 5,551,542  $   464,071  $   (455,059)
                                           -----------  ----------   -----------  -----------  -----------  ------------
     Realized and unrealized gains
       (losses)..........................  $  572,462   $3,164,294   $(1,379,453) $ 7,623,945  $ 1,425,273  $   (442,948)
                                           -----------  ----------   -----------  -----------  -----------  ------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $  891,899   $4,109,035   $  180,893   $11,463,343  $ 2,100,087  $   (167,112)
                                           ===========  ==========   ===========  ===========  ===========  ============

                                               MCM          MCG          MFH          MGG          MEG
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  237,964   $   51,843   $  634,514   $   126,439  $   108,037
   Mortality and expense risk charges....     (66,645)     (15,633)     (88,130)      (22,606)    (235,099)
                                           -----------  ----------   -----------  -----------  -----------
       Net investment income (loss)......  $  171,319   $   36,210   $  546,384   $   103,833  $  (127,062)
                                           -----------  ----------   -----------  -----------  -----------
   Realized and unrealized gains
    (losses):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $3,930,042   $  779,756   $1,877,769   $   307,305  $ 5,618,789
     Cost of investments sold............  (3,930,042)    (779,756)  (1,759,865)     (377,837)  (1,789,411)
                                           -----------  ----------   -----------  -----------  -----------
       Net realized gains (losses).......  $   --       $   --       $  117,904   $   (70,532) $ 3,829,378
                                           -----------  ----------   -----------  -----------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $   --       $   --       $ (344,716)  $  (309,146) $13,417,863
     Beginning of year...................      --           --          (73,232)     (186,081)   9,373,097
                                           -----------  ----------   -----------  -----------  -----------
       Change in unrealized appreciation
         (depreciation)..................  $   --       $   --       $ (271,484)  $  (123,065) $ 4,044,766
                                           -----------  ----------   -----------  -----------  -----------
     Realized and unrealized gains
       (losses)..........................  $   --       $   --       $ (153,580)  $  (193,597) $ 7,874,144
                                           -----------  ----------   -----------  -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $  171,319   $   36,210   $  392,804   $   (89,764) $ 7,747,082
                                           ===========  ==========   ===========  ===========  ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                     MIT                         MIG
                                                 Sub-Account                 Sub-Account
                                          --------------------------  --------------------------
                                                  Year Ended                  Year Ended
                                                 December 31,                December 31,
                                          --------------------------  --------------------------
                                              1999          1998          1999          1998
                                          ------------  ------------  ------------  ------------
OPERATIONS:
  Net investment income (loss)..........  $   319,437   $   821,334   $   944,741   $   764,771
  Net realized gains (losses)...........      777,080     1,505,282       820,223       360,064
  Net unrealized gains (losses).........     (204,618)      912,011     2,344,071     1,979,540
                                          -----------   -----------   -----------   -----------
      Increase (Decrease) in net assets
        from operations.................  $   891,899   $ 3,238,627   $ 4,109,035   $ 3,104,375
                                          -----------   -----------   -----------   -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $   167,331   $   250,927   $   122,298   $   182,818
    Net transfers between Sub-Accounts
     and Fixed Account..................      294,781       175,482     1,240,969       520,045
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................   (1,407,400)   (3,770,189)   (1,510,781)   (1,231,561)
                                          -----------   -----------   -----------   -----------
      Net accumulation activity.........  $  (945,288)  $(3,343,780)  $  (147,514)  $  (528,698)
                                          -----------   -----------   -----------   -----------
  Annuitization activity:
    Annuitizations......................  $   --        $   --        $   --        $   --
    Annuity payments....................      (37,372)      (33,722)      (35,111)      (28,970)
    Adjustments to annuity reserve......          339         3,919         3,462         3,506
                                          -----------   -----------   -----------   -----------
      Net annuitization activity........  $   (37,033)  $   (29,803)  $   (31,649)  $   (25,464)
                                          -----------   -----------   -----------   -----------
  Increase (Decrease) in net assets from
   participant transactions.............  $  (982,321)  $(3,373,583)  $  (179,163)  $  (554,162)
                                          -----------   -----------   -----------   -----------
    Increase (Decrease) in net assets...  $   (90,422)  $  (134,956)  $ 3,929,872   $ 2,550,213
NET ASSETS:
  Beginning of year.....................   16,380,955    16,515,911    11,021,122     8,470,909
                                          -----------   -----------   -----------   -----------
  End of year...........................  $16,290,533   $16,380,955   $14,950,994   $11,021,122
                                          ===========   ===========   ===========   ===========

                                                     MTR
                                                 Sub-Account
                                          --------------------------
                                                  Year Ended
                                                 December 31,
                                          --------------------------
                                              1999          1998
                                          ------------  ------------
OPERATIONS:
  Net investment income (loss)..........  $ 1,560,346   $ 3,142,843
  Net realized gains (losses)...........      554,577     1,530,473
  Net unrealized gains (losses).........   (1,934,030)   (2,387,460)
                                          -----------   -----------
      Increase (Decrease) in net assets
        from operations.................  $   180,893   $ 2,285,856
                                          -----------   -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $   195,625   $   289,514
    Net transfers between Sub-Accounts
     and Fixed Account..................   (1,348,674)   (1,127,992)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................   (2,450,106)   (3,913,196)
                                          -----------   -----------
      Net accumulation activity.........  $(3,603,155)  $(4,751,674)
                                          -----------   -----------
  Annuitization activity:
    Annuitizations......................  $   --        $    50,954
    Annuity payments....................      (18,350)       (9,910)
    Adjustments to annuity reserve......       (7,275)      (30,175)
                                          -----------   -----------
      Net annuitization activity........  $   (25,625)  $    10,869
                                          -----------   -----------
  Increase (Decrease) in net assets from
   participant transactions.............  $(3,628,780)  $(4,740,805)
                                          -----------   -----------
    Increase (Decrease) in net assets...  $(3,447,887)  $(2,454,949)
NET ASSETS:
  Beginning of year.....................   21,196,127    23,651,076
                                          -----------   -----------
  End of year...........................  $17,748,240   $21,196,127
                                          ===========   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                     MGO                         MFR                        MFB
                                                 Sub-Account                 Sub-Account                Sub-Account
                                          --------------------------  --------------------------  ------------------------
                                                  Year Ended                  Year Ended                 Year Ended
                                                 December 31,                December 31,               December 31,
                                          --------------------------  --------------------------  ------------------------
                                              1999          1998          1999          1998          1999         1998
                                          ------------  ------------  ------------  ------------  ------------  ----------
OPERATIONS:
  Net investment income (loss)..........  $ 3,839,398   $ 3,869,361   $   674,814   $   255,014   $   275,836   $  330,300
  Net realized gains (losses)...........    2,072,403     1,590,905       961,202       583,552        12,111      (61,406)
  Net unrealized gains (losses).........    5,551,542     3,674,762       464,071     1,032,200      (455,059)     (81,188)
                                          -----------   -----------   -----------   -----------   -----------   ----------
      Increase (Decrease) in net assets
        from operations.................  $11,463,343   $ 9,135,028   $ 2,100,087   $ 1,870,766   $  (167,112)  $  187,706
                                          -----------   -----------   -----------   -----------   -----------   ----------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $   319,690   $   511,586   $    56,994   $    92,604   $    36,226   $  229,930
    Net transfers between Sub-Accounts
      and Fixed Account.................      (56,754)     (246,517)       39,394       251,933      (136,413)    (137,088)
    Withdrawals, surrenders,
      annuitizations and contract
      charges...........................   (4,743,125)   (3,973,370)   (1,597,218)     (930,243)     (930,409)    (795,428)
                                          -----------   -----------   -----------   -----------   -----------   ----------
      Net accumulation activity.........  $(4,480,189)  $(3,708,301)  $(1,500,830)  $  (585,706)  $(1,030,596)  $ (702,586)
                                          -----------   -----------   -----------   -----------   -----------   ----------
  Annuitization activity:
    Annuitizations......................  $   --        $    57,163   $   --        $   --        $   --        $   --
    Annuity payments....................      (36,385)      (31,779)      (10,702)       (9,455)      (11,120)     (11,729)
    Adjustments to annuity reserve......       16,995       (29,875)        3,738         1,832          (286)       1,001
                                          -----------   -----------   -----------   -----------   -----------   ----------
      Net annuitization activity........  $   (19,390)  $    (4,491)  $    (6,964)  $    (7,623)  $   (11,406)  $  (10,728)
                                          -----------   -----------   -----------   -----------   -----------   ----------
Increase (Decrease) in net assets from
 participant transactions...............  $(4,499,579)  $(3,712,792)  $(1,507,794)  $  (593,329)  $(1,042,002)  $ (713,314)
                                          -----------   -----------   -----------   -----------   -----------   ----------
    Increase (Decrease) in net assets...  $ 6,963,764   $ 5,422,236   $   592,293   $ 1,277,437   $(1,209,114)  $ (525,608)

NET ASSETS:
  Beginning of year.....................   40,326,105    34,903,869    10,440,331     9,162,894     5,606,929    6,132,537
                                          -----------   -----------   -----------   -----------   -----------   ----------
  End of year...........................  $47,289,869   $40,326,105   $11,032,624   $10,440,331   $ 4,397,815   $5,606,929
                                          ===========   ===========   ===========   ===========   ===========   ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                     MCM                       MCG                         MFH
                                                 Sub-Account               Sub-Account                 Sub-Account
                                          -------------------------  ------------------------  ---------------------------
                                                 Year Ended                 Year Ended                 Year Ended
                                                December 31,               December 31,               December 31,
                                          -------------------------  ------------------------  ---------------------------
                                             1999          1998         1999         1998          1999          1998
                                          -----------  ------------  -----------  -----------  ------------  -------------
OPERATIONS:
  Net investment income (loss)..........  $  171,319   $   198,300   $   36,210   $   42,390   $   546,384   $     590,763
  Net realized gains (losses)...........      --           --            --           --           117,904         148,907
  Net unrealized gains (losses).........      --           --            --           --          (271,484)       (728,276)
                                          ----------   -----------   -----------  -----------  ------------  -------------
      Increase (Decrease) in net assets
        from operations.................  $  171,319   $   198,300   $   36,210   $   42,390   $   392,804   $      11,394
                                          ----------   -----------   -----------  -----------  ------------  -------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $   89,384   $    95,793   $   19,501   $  172,988   $    56,022   $      47,917
    Net transfers between Sub-Accounts
      and Fixed Account.................     859,466     1,099,327       12,828       92,742      (227,923)       (234,750)
    Withdrawals, surrenders,
      annuitizations and contract
      charges...........................  (1,404,142)   (2,304,486)    (586,196)    (279,549)   (1,258,452)     (1,213,505)
                                          ----------   -----------   -----------  -----------  ------------  -------------
      Net accumulation activity.........  $ (455,292)  $(1,109,366)  $ (553,867)  $  (13,819)  $(1,430,353)  $  (1,400,338)
                                          ----------   -----------   -----------  -----------  ------------  -------------
  Annuitization activity:
    Annuitizations......................  $   --       $   --        $   --       $    3,544   $   --        $    --
    Annuity payments....................      (8,327)       (8,378)        (941)        (990)      (15,524)        (18,033)
    Adjustments to annuity reserve......         210           102           54           78         5,459           2,893
                                          ----------   -----------   -----------  -----------  ------------  -------------
      Net annuitization activity........  $   (8,117)  $    (8,276)  $     (887)  $    2,632   $   (10,065)  $     (15,140)
                                          ----------   -----------   -----------  -----------  ------------  -------------
Increase (Decrease) in net assets from
 participant transactions...............  $ (463,409)  $(1,117,642)  $ (554,754)  $  (11,187)  $(1,440,418)  $  (1,415,478)
                                          ----------   -----------   -----------  -----------  ------------  -------------
    Increase (Decrease) in net assets...  $ (292,090)  $  (919,342)  $ (518,544)  $   31,203   $(1,047,614)  $  (1,404,084)

NET ASSETS:
  Beginning of year.....................   5,277,426     6,196,768    1,370,423    1,339,220     7,230,317       8,634,401
                                          ----------   -----------   -----------  -----------  ------------  -------------
  End of year...........................  $4,985,336   $ 5,277,426   $  851,879   $1,370,423   $ 6,182,703   $   7,230,317
                                          ==========   ===========   ===========  ===========  ============  =============

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                    MGG                        MEG
                                                Sub-Account                Sub-Account
                                          ------------------------  -------------------------
                                                 Year Ended                Year Ended
                                                December 31,              December 31,
                                          ------------------------  -------------------------
                                             1999         1998          1999         1998
                                          -----------  -----------  ------------  -----------
OPERATIONS:
  Net investment income (loss)..........  $  103,833   $  106,741   $  (127,062)  $   (53,760)
  Net realized gains (losses)...........     (70,532)     (14,845)    3,829,378     2,192,749
  Net unrealized gains (losses).........    (123,065)     (32,164)    4,044,766     1,544,153
                                          ----------   ----------   -----------   -----------
      Increase (Decrease) in net assets
        from operations.................  $  (89,764)  $   59,732   $ 7,747,082   $ 3,683,142
                                          ----------   ----------   -----------   -----------
PARTICIPANT TRANSACTIONS:
Accumulation activity:
    Purchase payments received..........  $    5,219   $   10,731   $   155,477   $   297,252
    Net transfers between Sub-Accounts
     and Fixed Account..................     (86,025)     (79,290)     (771,150)       87,481
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................    (196,101)    (167,294)   (2,988,579)   (2,456,028)
                                          ----------   ----------   -----------   -----------
      Net accumulation activity.........  $ (276,907)  $ (235,853)  $(3,604,252)  $(2,071,295)
                                          ----------   ----------   -----------   -----------
  Annuitization activity:
    Annuitizations......................  $   --       $   --       $   --        $   --
    Annuity payments....................      (5,326)      (5,614)      (17,562)      (17,582)
    Adjustments to annuity reserve......       1,607       (1,687)       15,977         6,854
                                          ----------   ----------   -----------   -----------
      Net annuitization activity........  $   (3,719)  $   (7,301)  $    (1,585)  $   (10,728)
                                          ----------   ----------   -----------   -----------
  Increase (Decrease) in net assets from
    participant transactions............  $ (280,626)  $ (243,154)  $(3,605,837)  $(2,082,023)
                                          ----------   ----------   -----------   -----------
    Increase (Decrease) in net assets...  $ (370,390)  $ (183,422)  $ 4,141,245   $ 1,601,119
NET ASSETS:
  Beginning of year.....................   1,977,433    2,160,855    18,692,824    17,091,705
                                          ----------   ----------   -----------   -----------
  End of year...........................  $1,607,043   $1,977,433   $22,834,069   $18,692,824
                                          ==========   ==========   ===========   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on March 31, 1982 as a funding vehicle for individual variable annuities issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable; therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES -- continued
Each year on the contract anniversary, a contract maintenance charge of $25 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                 MIT                 MIG                 MTR
                                             Sub-Account         Sub-Account         Sub-Account
                                          ------------------  ------------------  ------------------
                                            Year      Year      Year      Year      Year      Year
                                           Ended     Ended     Ended     Ended     Ended     Ended
                                          Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                            1999      1998      1999      1998      1999      1998
                                          --------  --------  --------  --------  --------  --------
Units outstanding, beginning of year....   156,406   191,532   110,261   116,839   304,876   376,845
  Units purchased.......................     1,635     2,680     1,135     2,161     2,773     4,393
  Units transferred between Sub-
    Accounts and Fixed Account..........     2,877     1,444    11,474     5,819   (19,641)  (16,851)
  Units withdrawn, surrendered and
    annuitized..........................   (13,393)  (39,250)  (13,373)  (14,558)  (35,100)  (59,511)
                                          --------  --------  --------  --------  --------  --------
  Units outstanding, end of year........   147,525   156,406   109,497   110,261   252,908   304,876
                                          ========  ========  ========  ========  ========  ========

                                                 MGO                 MFR                 MFB
                                             Sub-Account         Sub-Account         Sub-Account
                                          ------------------  ------------------  ------------------
                                            Year      Year      Year      Year      Year      Year
                                           Ended     Ended     Ended     Ended     Ended     Ended
                                          Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                            1999      1998      1999      1998      1999      1998
                                          --------  --------  --------  --------  --------  --------
Units outstanding, beginning of year....   617,973   682,668   121,411   129,195   139,906   158,314
  Units purchased.......................     4,824     9,055       647     1,193       941     6,031
  Units transferred between Sub-
    Accounts and Fixed Account..........    (1,021)   (4,580)      497     3,013    (3,556)   (3,600)
  Units withdrawn, surrendered and
    annuitized..........................   (69,471)  (69,170)  (17,563)  (11,990)  (24,640)  (20,839)
                                          --------  --------  --------  --------  --------  --------
  Units outstanding, end of year........   552,305   617,973   104,992   121,411   112,651   139,906
                                          ========  ========  ========  ========  ========  ========

                                                 MCM                 MCG                 MFH
                                             Sub-Account         Sub-Account         Sub-Account
                                          ------------------  ------------------  ------------------
                                            Year      Year      Year      Year      Year      Year
                                           Ended     Ended     Ended     Ended     Ended     Ended
                                          Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                            1999      1998      1999      1998      1999      1998
                                          --------  --------  --------  --------  --------  --------
Units outstanding, beginning of year....   247,311   301,313    67,794    68,686   168,359   200,252
  Units purchased.......................     4,169     4,643     1,063     8,633     1,309     1,084
  Units transferred between Sub-
    Accounts and Fixed Account..........    40,396    53,161       528     4,580    (5,090)   (5,278)
  Units withdrawn, surrendered and
    annuitized..........................   (65,720) (111,806)  (28,517)  (14,105)  (28,193)  (27,699)
                                          --------  --------  --------  --------  --------  --------
  Units outstanding, end of year........   226,156   247,311    40,868    67,794   136,385   168,359
                                          ========  ========  ========  ========  ========  ========

                                                 MGG                 MEG
                                             Sub-Account         Sub-Account
                                          ------------------  ------------------
                                            Year      Year      Year      Year
                                           Ended     Ended     Ended     Ended
                                          Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                            1999      1998      1999      1998
                                          --------  --------  --------  --------
Units outstanding, beginning of year....    49,718    55,822   249,765   280,589
  Units purchased.......................       149       277     2,037     4,313
  Units transferred between Sub-
    Accounts and Fixed Account..........    (2,280)   (2,074)   (9,296)    1,703
  Units withdrawn, surrendered and
    annuitized..........................    (5,208)   (4,307)  (36,636)  (36,840)
                                          --------  --------  --------  --------
  Units outstanding, end of year........    42,379    49,718   205,870   249,765
                                          ========  ========  ========  ========

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account C and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

    We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Research Sub-Account, MFS Bond Sub-Account, MFS Money Market Sub-Account, MFS Government Money Market Sub-Account, MFS High Income Sub-Account, MFS Global Governments Sub-Account, and MFS Emerging Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account C (the "Sub-Accounts") as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1999 and December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 10, 2000